Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as of December 31, 2024	$336,139,873	$(127,909,855)	$208,230,018

Acquisitions and improvements	153,107,320	—	153,107,320

Depreciation for the period	—	(10,749,128)	(10,749,128)

Balance as of June 30, 2025	$489,247,193	$(138,658,983)	$350,588,210